Event Subsequent to December 31, 2024 (Details) $ / shares in Units, ₪ in Thousands								12 Months Ended
	Apr. 09, 2025 shares	Apr. 08, 2025	Mar. 24, 2025 USD ($) $ / shares	Feb. 28, 2025	Dec. 06, 2023 USD ($)	Oct. 30, 2022 USD ($)	Dec. 07, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ILS (₪) shares	Apr. 16, 2025 shares	Mar. 27, 2025 USD ($)	Mar. 23, 2025 USD ($) shares	Mar. 19, 2025 shares	Jan. 15, 2025 USD ($) shares	Jan. 05, 2025	Oct. 07, 2024 shares	Jul. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 26, 2023 shares	Nov. 06, 2023 shares	Aug. 08, 2023 USD ($) shares	Jul. 03, 2023 shares	Jun. 09, 2023 shares	Mar. 28, 2023 shares
Event Subsequent [Line Items]
Consideration amount					$ 250,000	$ 2,000,000		$ 1,000	₪ 4,500
Service contract amount (in Dollars) | $								$ 10,000
Additional share capital percentage								7.50%	7.50%
Common stock issued (in Shares)								32,258,663	32,258,663							2,544,600		27,989,465	673,019	1,293,450	328,506	169,920	863,100
Investor amount (in Dollars) | $																					$ 105,000
Consideration amount (in Dollars)							$ 771,000		₪ 8,602
Top of range [member]
Event Subsequent [Line Items]
Additional share capital percentage								7.50%	7.50%
Bottom of range [member]
Event Subsequent [Line Items]
Additional share capital percentage								5.00%	5.00%
(“Robots”), A [Member]
Event Subsequent [Line Items]
Service contract amount (in Dollars) | $								$ 400
200 Robots [Member]
Event Subsequent [Line Items]
Additional share capital percentage								5.00%	5.00%
Charging Robotics Inc. [Member]
Event Subsequent [Line Items]
Common stock issued (in Shares)								412,123	412,123															827,543,253
ViewBix Inc. [Member]
Event Subsequent [Line Items]
Common stock issued (in Shares)								50,000	50,000
Ordinary shares [member]
Event Subsequent [Line Items]
Common stock issued (in Shares)								362,004	362,004								269,719
Non-adjusting event after reporting period [member]
Event Subsequent [Line Items]
Common stock issued (in Shares)														30,303
Investor amount (in Dollars) | $														$ 50,000
Loan agreement description				(i) the credit line of USD 1,000 thousand for Cortex will be extended until December 12, 2025; (ii) Cortex will establish a first-ranking fixed pledge over the cash deposit held in Cortex’s Bank Leumi account, up to a maximum of USD 100 thousand, no later than April 15, 2025, or three days following Cortex’s receipt of its expected tax refund, whichever occurs first. This deposit may be released upon Cortex’s submission of a financial report demonstrating two consecutive quarters of positive EBITDA, with a minimum of USD 75 thousand per quarter.
Consulting agreement, description		(i) as of January 2025 the monthly consulting fee would be reduced to USD 10 thousand; (ii) the consulting agreement would be extended for an additional 24 months; and (iii) a portion of the consulting fees to which the Company is entitled, and which are supposed to be paid in the last 9 and a half months of the consulting agreement, meaning a portion from March 2028, as well as April through December of 2028, will be paid in shares of Jeffs’ Brands, at a share price of $1.23 per share. In total, the Company was allocated 76,126 shares valued at $93,635, representing 3.51% of Jeffs’ Brands share capital. As of today, the Company holds approximately 4.99% of Jeffs’ Brands share capital
Warrants purchases (in Shares)	454,752
Non-adjusting event after reporting period [member] | Gix internet [Member]
Event Subsequent [Line Items]
Acquired percentage of share capital															100.00%
Non-adjusting event after reporting period [member] | Delivers.AI Ltd. [Member]
Event Subsequent [Line Items]
Percentage of allocated share capital															25.00%
Non-adjusting event after reporting period [member] | Entrepreneur [Member]
Event Subsequent [Line Items]
Percentage of allocated share capital															5.00%
Non-adjusting event after reporting period [member] | Metagramm Loan [Member]
Event Subsequent [Line Items]
Common stock issued (in Shares)													37,869
Non-adjusting event after reporting period [member] | Charging Robotics Inc. [Member]
Event Subsequent [Line Items]
Common stock issued (in Shares)												124,604
Investor amount (in Dollars) | $												$ 206,000
Non-adjusting event after reporting period [member] | ViewBix Inc. [Member]
Event Subsequent [Line Items]
Percentage of capital stock			19.99%
Percentage of share constituting			100.00%
Consideration amount (in Dollars) | $			$ 2,000,000
Ordinary shares received (in Dollars per share) | $ / shares			$ 171,112
Non-adjusting event after reporting period [member] | Gix Media [Member]
Event Subsequent [Line Items]
Unable to repay debt (in Dollars) | $											$ 260
Non-adjusting event after reporting period [member] | Private Placement [Member]
Event Subsequent [Line Items]
Common stock issued (in Shares)												111,689
Non-adjusting event after reporting period [member] | Ordinary shares [member]
Event Subsequent [Line Items]
Common stock issued (in Shares)										18,190,080